LONG-TERM DEBT - 2018 Notes (Details) - 2018 Notes - USD ($) $ in Millions	Apr. 05, 2018	Dec. 31, 2025
LONG-TERM DEBT
Principal	$ 350.0	$ 0.0
Prepayment amount	$ 350.0